Trade accounts receivable - Changes in impairment of trade accounts receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in impairment of trade accounts receivable
Financial assets at beginning of period	$ 1,420,812
Financial assets at end of period	1,310,320	$ 1,420,812
Trade accounts receivable
Changes in impairment of trade accounts receivable
Financial assets at beginning of period	182,713
Financial assets at end of period	173,204	182,713
Accumulated impairment | Trade accounts receivable
Changes in impairment of trade accounts receivable
Financial assets at beginning of period	(2,146)	(1,618)
Additions	(1,238)	(3,300)
Reversals	428	2,779
Foreign exchange gains (losses)	266	(7)
Financial assets at end of period	$ (2,690)	$ (2,146)